GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Goodwill And Identifiable Intangible Assets Net
Goodwill impairment	$ 0	$ 0